Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.0%
	AUSTRIA — 1.0%
24,500	Erste Group Bank A.G.	$893,385
	CANADA — 6.6%
31,900	Brookfield Asset Management, Inc. - Class A	1,803,465
71,300	Cameco Corp.	2,076,494
30,200	Magna International, Inc.	1,942,162
		5,822,121
	FRANCE — 6.4%
13,000	Cie Generale des Etablissements Michelin SCA	1,761,615
2,600	LVMH Moet Hennessy Louis Vuitton S.E.	1,855,785
39,200	TotalEnergies S.E.	1,983,403
		5,600,803
	GERMANY — 5.8%
22,678	Nemetschek S.E.	2,177,748
1,800	Rational A.G.	1,239,638
13,900	Symrise A.G.	1,666,427
		5,083,813
	HONG KONG — 2.1%
171,200	AIA Group Ltd.	1,787,650
	IRELAND — 1.9%
15,150	Medtronic PLC	1,680,893
	JAPAN — 14.5%
8,100	FANUC Corp.	1,421,630
51,000	KDDI Corp.	1,672,119
79,700	Kubota Corp.	1,493,918
54,900	Marui Group Co., Ltd.	1,004,515
115,300	Mitsubishi UFJ Financial Group, Inc.	712,685
15,600	Nidec Corp.	1,232,136
47,200	Otsuka Holdings Co., Ltd.	1,630,656
53,000	Pan Pacific International Holdings Corp.	848,028
25,800	Sony Group Corp.	2,654,193
		12,669,880
	KOREA (REPUBLIC OF-SOUTH) — 2.9%
49,500	Samsung Electronics Co., Ltd.	2,564,865

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.4%
12,800	Heineken N.V.	$1,224,001
	SINGAPORE — 2.4%
80,946	DBS Group Holdings Ltd.	2,120,888
	SWEDEN — 1.3%
43,600	Assa Abloy A.B. - Class B	1,171,950
	SWITZERLAND — 2.1%
23,200	Alcon, Inc.	1,837,942
	UNITED KINGDOM — 4.5%
91,900	GlaxoSmithKline PLC	1,988,539
287,600	Rentokil Initial PLC	1,981,236
		3,969,775
	UNITED STATES — 45.1%
5,200	Adobe, Inc.*	2,369,224
7,800	Amgen, Inc.	1,886,196
35,800	Carnival PLC*	648,482
29,500	Coca-Cola Co.	1,829,000
10,900	Danaher Corp.	3,197,297
21,400	Dolby Laboratories, Inc. - Class A	1,673,908
22,600	FirstCash Holdings, Inc.	1,589,684
17,000	FMC Corp.	2,236,690
6,800	General Dynamics Corp.	1,640,024
7,400	Honeywell International, Inc.	1,439,892
31,600	Lennar Corp. - Class A	2,564,972
6,660	Martin Marietta Materials, Inc.	2,563,368
35,100	Microchip Technology, Inc.	2,637,414
12,400	Microsoft Corp.	3,823,044
19,500	Oshkosh Corp.	1,962,675
9,900	PayPal Holdings, Inc.*	1,144,935
9,600	Procter & Gamble Co.	1,466,880
13,500	QUALCOMM, Inc.	2,063,070
17,700	RPM International, Inc.	1,441,488
34,600	Twitter, Inc.*	1,338,674
		39,516,917
	Total Common Stocks
	(Cost $65,986,254)	85,944,883

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 1.8%
$1,635,000	UMB Bank Demand Deposit, 0.01%[1]	$1,635,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,635,000)	1,635,000
	TOTAL INVESTMENTS — 99.8%
	(Cost $67,621,254)	87,579,883
	Other Assets in Excess of Liabilities — 0.2%	149,878
	TOTAL NET ASSETS — 100.0%	$87,729,761

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.